Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense was comprised of the following for the years indicated below:

	Year Ended December 31,
(Dollars in thousands)	2022	2021
Current:
Federal	$2,321	$2,663
State	444	630
Total Current Tax Expense	2,765	3,293
Deferred:
Federal	(59)	212
State	3	4
Total Deferred Tax (Benefit) Expense	(56)	216
Total Income Tax Expense	$2,709	$3,509

Income tax reconciliation

	Year Ended December 31,
(Dollars in thousands)	2022	2021
Tax at Statutory Income Tax Rate	$2,717	$3,419
State Tax and Other	377	451
Tax Exempt Interest	(253)	(285)
Life Insurance	(128)	(133)
Valuation Allowance	(4)	57
Total Income Tax Expense	$2,709	$3,509

Deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2022 and 2021 are presented below. Net deferred tax assets or liabilities were included in other assets or other liabilities at December 31, 2022 and 2021.

	December 31,
(Dollars in thousands)	2022	2021
Deferred Tax Assets:
Deferred Compensation	$838	$762
Provision for Loan Losses	2,420	2,408
Other Real Estate Owned	10	8
Net Fees Deferred for Financial Reporting	66	79
Net Operating Losses	464	468
PPP Loan Fees	—	96
Unrealized Loss on Securities AFS	13,230	—
Other	41	53
Total Gross Deferred Tax Assets	17,069	3,874
Less: Valuation Allowance	(464)	(468)
Net Deferred Tax Assets	16,605	3,406

Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	72	72
Depreciation	812	914
Prepaid Expenses	169	154
Unrealized Gain on Securities AFS	—	1,683
Total Gross Deferred Tax Liability	1,053	2,823
Net Deferred Tax Asset	$15,552	$583